OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Fair value of derivative contracts (Note 28)	$ 614	$ 169
Current portion of Keystone environmental provision recovery (Note 17)	410	0
Current portion of net investment in leases (Note 10)	291	0
Contract assets (Note 5)	155	202
Keystone XL assets held for sale	122	138
Prepaid expenses	118	112
Cash provided as collateral	106	273
Keystone XL contractual recoveries (Note 6)	86	640
Regulatory assets (Note 13)	67	53
Other	183	130
Other current assets	$ 2,152	$ 1,717